COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
Year ended December 31,

2017	$176
2018	116
2019	10

$302